Earnout Liability - Additional Information (Details)	6 Months Ended
Jun. 30, 2022 shares
Derivatives, Fair Value [Line Items]
Number of earn out shares unissued and unvested	18,758,241
Earnout Liability
Derivatives, Fair Value [Line Items]
Number of earn out shares unissued and unvested	18,758,241